Fixed Assets - Summary of Fixed Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 7,302	R$ 7,359
Ending balance	7,166	7,302
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,016	19,656
Acquisitions	1,621	1,483
Disposal	(691)	(484)
Exchange variation	(76)	28
Other	(524)	333
Ending balance	21,346	21,016
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,714)	(12,297)
Depreciation expenses	(1,662)
Disposal	616	337
Exchange variation	45	14
Other	562	(223)
Ending balance	(14,153)	(13,714)
mpairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase	(27)
Ending balance	(27)
Fixed assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	556
Ending balance	734	556
Fixed assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	556	367
Acquisitions	473	474
Exchange variation	(1)	3
Transfers	(278)	(289)
Other	(16)	1
Ending balance	734	556
Real estate in use [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,084
Ending balance	1,099	1,084
Real estate in use [member] | Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,084	1,044
Acquisitions	14
Disposal	(8)	(13)
Exchange variation	0	6
Other	9	47
Ending balance	1,099	R$ 1,084
Real estate in use [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,182
Annual depreciation rates	4.00%	4.00%
Ending balance	R$ 1,242	R$ 1,182
Real estate in use [member] | Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,111	3,107
Acquisitions	38
Depreciation expenses		(80)
Disposal	(30)	(103)
Exchange variation	(6)	(2)
Transfers	107	66
Other	(155)	43
Ending balance	3,065	3,111
Real estate in use [member] | Buildings [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,929)	(1,893)
Depreciation expenses	(79)
Disposal	21	24
Exchange variation	5	14
Other	159	6
Ending balance	(1,823)	(1,929)
Other fixed assets for use [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses		R$ (1,545)
Other fixed assets for use [member] | Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 817
Annual depreciation rates	10.00%	10.00%
Ending balance	R$ 805	R$ 817
Other fixed assets for use [member] | Improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,487	2,204
Acquisitions	60	35
Disposal	(97)	(45)
Exchange variation	(16)	42
Transfers	130	122
Other	(4)	129
Ending balance	2,560	2,487
Other fixed assets for use [member] | Improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,670)	(1,375)
Depreciation expenses	(191)	(183)
Disposal	94	32
Exchange variation	8	(24)
Other	4	(120)
Ending balance	(1,755)	(1,670)
Other fixed assets for use [member] | Installations for use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	698
Ending balance	582	698
Other fixed assets for use [member] | Installations for use [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,988	1,955
Acquisitions	10	22
Disposal	(10)	(13)
Exchange variation	(6)	(8)
Transfers	27	39
Other	(280)	(7)
Ending balance	1,729	1,988
Other fixed assets for use [member] | Installations for use [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,290)	(1,151)
Depreciation expenses	(136)	(155)
Disposal	8	5
Exchange variation	4	12
Other	267	(1)
Ending balance	(1,147)	(1,290)
Other fixed assets for use [member] | Furniture and Equipment for use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	375
Ending balance	351	375
Other fixed assets for use [member] | Furniture and Equipment for use [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,209	1,152
Acquisitions	68	59
Disposal	(7)	(16)
Exchange variation	(12)	(5)
Other	2	19
Ending balance	1,260	1,209
Other fixed assets for use [member] | Furniture and Equipment for use [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(834)	(715)
Depreciation expenses	(87)	(97)
Disposal	6	11
Exchange variation	6	20
Other		(53)
Ending balance	(909)	(834)
Other fixed assets for use [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,200
Ending balance	2,001	2,200
Other fixed assets for use [member] | Data processing systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,328	8,679
Acquisitions	868	764
Disposal	(534)	(264)
Exchange variation	(34)	(12)
Transfers	14	62
Other	(78)	99
Ending balance	9,564	9,328
Other fixed assets for use [member] | Data processing systems [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,128)	(6,411)
Depreciation expenses	(1,043)	(909)
Disposal	483	236
Exchange variation	21	(5)
Other	131	(39)
Ending balance	(7,536)	(7,128)
Other fixed assets for use [member] | Data processing systems [member] | mpairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase	(27)
Ending balance	(27)
Other fixed assets for use [member] | Other (communication,security and transportation) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	390
Ending balance	352	390
Other fixed assets for use [member] | Other (communication,security and transportation) [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,253	1,148
Acquisitions	90	129
Disposal	(5)	(30)
Exchange variation	(1)	4
Other	(2)	2
Ending balance	1,335	1,253
Other fixed assets for use [member] | Other (communication,security and transportation) [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(863)	(752)
Depreciation expenses	(126)	(121)
Disposal	4	29
Exchange variation	1	(3)
Other	1	(16)
Ending balance	R$ (983)	R$ (863)
Other fixed assets for use [member] | Bottom of range [member] | Installations for use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets for use [member] | Bottom of range [member] | Furniture and Equipment for use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets for use [member] | Bottom of range [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets for use [member] | Bottom of range [member] | Other (communication,security and transportation) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets for use [member] | Top of range [member] | Installations for use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets for use [member] | Top of range [member] | Furniture and Equipment for use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets for use [member] | Top of range [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	50.00%	50.00%
Other fixed assets for use [member] | Top of range [member] | Other (communication,security and transportation) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%